STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

7. STOCKHOLDERS’ EQUITY

Preferred Stock

United Online, Inc. has 5.0 million shares of preferred stock authorized with a par value of $0.0001. At December 31, 2015 and 2014, United Online, Inc. had no preferred shares issued or outstanding.

Reverse Stock Split

On October 31, 2013, United Online, Inc. effected a one-for-seven reverse stock split of shares of United Online, Inc. common stock. United Online, Inc. common stock share information and related per share amounts prior to October 31, 2013 have been adjusted to reflect the one-for-seven reverse stock split of shares of United Online, Inc.

Dividends

Dividends are paid on shares of common stock outstanding as of the record date. In addition, dividend equivalents are generally paid on nonvested restricted stock units outstanding as of the record date.

In January, April, and July 2013, United Online, Inc.’s Board of Directors declared quarterly cash dividends of $0.70 per share of common stock, as adjusted to reflect the one-for-seven reverse stock split. The dividends were paid on February 28, 2013, May 31, 2013, and August 30, 2013 and totaled $9.4 million, $9.7 million, and $9.7 million, respectively, including dividend equivalents paid on nonvested restricted stock units. In November 2013, United Online, Inc.’s Board of Directors declared a quarterly cash dividend of $0.15 per share of common stock. The dividend was paid on November 29, 2013 and totaled $2.2 million, including dividend equivalents paid on nonvested restricted stock units.

In January 2014, the Company announced that United Online, Inc.’s Board of Directors determined to discontinue cash dividend payments in order to provide financial flexibility to support anticipated long-term growth initiatives. The Company currently intends to retain any future earnings for use in the operation of our business and, as a result, does not intend to declare or pay any cash dividends in the foreseeable future. Any further determination to pay dividends on the Company’s capital stock will be at the discretion of the Company’s Board of Directors, subject to applicable laws, and will depend on the Company’s financial condition, results of operations, capital requirements, general business conditions and other factors that the Company’s Board of Directors considers relevant.

Common Stock Repurchases

In May 2001, the Company’s Board of Directors authorized a common stock repurchase program (the “Program”) that allows the Company to repurchase shares of its common stock through open market or privately negotiated transactions based on prevailing market conditions and other factors. From time to time since then, the Board of Directors has increased the amount authorized for repurchase under this Program and has extended the Program, which was recently extended by the Board of Directors (in December 2015) through December 31, 2018. From August 2001 through December 2014, the Company had repurchased $150.2 million of its common stock under the Program. There were no repurchases under the Program during the year ended December 31, 2015 and, at December 31, 2015, the authorization remaining under the Program was $80.0 million.

Shares withheld upon the vesting of restricted stock units and upon the issuance of stock awards to pay minimum statutory employee withholding taxes are considered common stock repurchases, but are not counted as purchases against the Program. Upon vesting of most restricted stock units or issuance of stock awards, the Company currently does not collect the minimum statutory withholding taxes from employees. Instead, the Company automatically withholds, from the restricted stock units that vest and from the stock awards that are issued, the portion of those shares with a fair market value equal to the amount of the minimum statutory employee withholding taxes due, which is accounted for as a repurchase of common stock. The Company then pays the minimum statutory employee withholding taxes in cash. The amounts remitted in the year ended December 31, 2015, 2014 and 2013 were $1.7 million, $2.8 million and $4.3 million respectively, for which the Company withheld 0.1 million, 0.3 million and 0.3 million shares of common stock, respectively, that were underlying the restricted stock units that vested.

Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss were as follows (in thousands):

	Gains (Losses) on Cash Flow Hedging Instruments, Net of Tax	Gains on Other Hedging Instruments, Net of Tax	Foreign Currency Translation	Accumulated Other Comprehensive Loss
Balance at December 31, 2013	$ 7	$—	$ (2,282)	$ (2,275)
Other comprehensive loss before reclassifications	(33)	168	(995)	(860)
Amounts reclassified from accumulated other comprehensive loss	(23)	—	—	(23)

Other comprehensive loss	(56)	168	(995)	(883)

Balance at December 31, 2014	(49)	168	(3,277)	(3,158)
Other comprehensive loss before reclassifications	4	45	(1,022)	(973)
Amounts reclassified from accumulated other comprehensive loss	45	—	—	45

Other comprehensive loss	49	45	(1,022)	(928)

Balance at December 31, 2015	$—	$ 213	$ (4,299)	$ (4,086)

All amounts reclassified from accumulated other comprehensive loss were related to losses on derivatives classified as cash flow hedges. These reclassifications impacted technology and development expenses in the consolidated statements of operations.